Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Lease Obligations	The one-year maturity of the Company’s lease obligations is presented below:
Year Ending June 30,	Operating Lease Amount
2023	$3,915
Total lease payments	$3,915